Financial instruments - Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3 (Detail) - Credit spread, measurement input [member] - Discounted cash flow [member] - Level 3 of fair value hierarchy [member] - Recurring fair value measurement [member] - basispoint
		Mar. 31, 2024	Mar. 31, 2023
Japanese Corporate Bonds [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	27	34
Japanese Corporate Bonds [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	72	63
Securitized Products [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	90	150
Securitized Products [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	170	190
Foreign Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]		10

[1]	bp = basis point